Employee Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK OPTIONS
11.	EMPLOYEE STOCK OPTIONS

For the three months ended March 31, 2019

On March 20, 2019, the Company’s board of directors approved option grants to two employees outside its 2015 Equity Plan. One grant, relating to the option to purchase 30,000 shares of the Company’s common stock, vests after one year, and one grant, relating to the option to purchase 100,000 shares of the Company’s common stock, vests after two years. These stock options have an exercise price of $1.06 per share and expire on March 20, 2023. During the three months ended March 31, 2019, $1,670 in compensation expense was recognized on these two options with a remaining balance of $87,548 to be recognized over the vesting period as of March 31, 2019.

On March 28, 2018, upon approval of the Company’s board of directors, the Company granted to Robert Guerra, a newly appointed director, an option to purchase 100,000 shares of the Company’s common stock outside its 2015 Equity Plan. The option vests 50% one year after the date of grant and the remaining 50% two years after the date of grant provided the director is still actively involved with the Company. The option has an exercise price of $1.00 per share and expires on March 28, 2022. During the three months ended March 31, 2019 and 2018, $7,013 and $190 in compensation expense was recognized, respectively, on this option with a remaining balance of $9,642 to be recognized over the vesting period as of March 31, 2019.

On May 16, 2018, upon approval of the Company’s board of directors, the Company granted options to purchase shares of its common stock outside its 2015 Equity Plan to four employees. Reginald Brown, Jr. was issued an option to purchase 200,000 shares of common stock, and Kendall Carpenter, the Company’s Executive Vice President and Chief Financial Officer, was issued an option to purchase 130,000 shares of common stock. These options were immediately vested, have an exercise price of $1.00 per share and expire May 16, 2022. Two engineers received options to purchase an aggregate of 130,000 shares of common stock. These options vest 50% after one year and the remaining 50% after two years, have an exercise price of $1.00 per share and expire May 16, 2022. One of the engineers terminated during the first quarter of 2019, before his option relating to 40,000 shares vested, and $7,376 in previously recognized 2018 expense was reversed due to option expiration. During the three months ended March 31, 2019, $6,664 compensation expense was recognized on the remaining option to purchase 90,000 shares, with a remaining balance of $12,265 to be recognized over the vesting period as of March 31, 2019.

On December 13, 2017, upon approval of the Company’s board of directors the Company issued outside its 2015 Equity Plan, 100,000 options each to two newly-appointed directors, or a total of 200,000 options. These options vest 50% after one year and the remaining 50% after two years provided the director is still actively involved with the Company. The options are exercisable at an exercise price of $1.00 per share and expire on December 13, 2021. During the three months ended March 31, 2019 and 2018, $6,712 and $18,213 compensation expense was recognized, respectively, on these 200,000 options with a remaining balance of $18,835 to be recognized over the vesting period as of March 31, 2019.

The Company used the Black-Scholes option pricing model to estimate the fair value on the date of grant of the options to purchase 130,000 shares of common stock granted during the three months ended March 31, 2019.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2019 on the date of the grant:

2019
Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40-2.47%
Expected life of options	4.0 years

Under the Black-Scholes option pricing model, the fair value of the options to purchase an aggregate of 130,000 shares of common stock granted during the three months ended March 31, 2019 is estimated at $89,217 on the date of grant. During the three months ended March 31, 2019, $1,670 compensation expense was recognized on these options with a total of $87,547 to be recognized over the vesting periods.

The following table represents stock option activity as of and for the three months ended March 31, 2019:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2018	13,990,000	$0.61	3.15
Exercisable – December 31, 2018	13,610,000	$0.59	3.16	$0
Granted	130,000	$1.06
Cancelled or Expired	(50,000)	$0.90
Outstanding – March 31, 2019	14,070,000	$0.61	2.92
Exercisable – March 31, 2019	13,700,000	$0.60	2.91	$6,340,000

For the three months ended March 31, 2018

During 2016, the Company granted 10,000 options to an employee with two-year vesting and an exercise price of $3.00 and an expiration date of December 6, 2019. The Company recognized $1,104 in compensation for the three months ended March 31, 2018.

On June 1, 2015, the Company issued an option award to an employee for 37,500 shares vesting over three years with an exercise price of $10.80 and expiration date of May 4, 2019. During the three months ended March 31, 2018, $8,620 compensation expense was recognized on these 37,500 options.

On January 9, 2017, the Company issued an option to purchase 100,000 shares of common stock with an exercise price of $2.90 per share to a director. The option vests 50,000 after one year from grant date and another 50,000 two years from grant date with an expiration date of four years from grant date provided that the Director is still providing service to the Company. During the three months ended March 31, 2018, $11,278 compensation expense was recognized on these 100,000 options.

The following table summarizes the assumptions used to estimate the fair value of the 100,000 stock options granted during the three months ended March 31, 2018 on the date of grant.

2018

Expected dividend yield	0%
Expected volatility	83-86%
Risk-free interest rate	2.49%
Expected life of options	2.50-3.00 years

Under the Black-Scholes option pricing model, the fair value of the 100,000 options granted during the three months ended March 31, 2018 is estimated at $31,322 on the date of grant. During the three months ended March 31, 2018, $190 compensation expense was recognized on these 100,000 options.

The following table represents stock option activity as of and for the three months ended March 31, 2018:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2017	7,945,000	$1.38	3.50
Exercisable – December 31, 2017	7,627,500	$1.35	3.50	$0
Granted	100,000	$1.00
Cancelled or Expired	-	$.00
Outstanding – March 31, 2018	8,045,000	$1.37	3.27	$0
Exercisable – March 31, 2018	7,677,500	$1.36	3.25	$0

11.	EMPLOYEE STOCK OPTIONS

For the year ended December 31, 2018

On March 28, 2018, upon approval of the Company’s board of directors, the Company granted outside its 2015 Equity Plan, 100,000 options each to a newly-appointed director, Robert Guerra. These options vest 50% one year after the date of grant and the remaining 50% two years after the date of grant provided the director is still actively involved with the Company. The options are exercisable at an exercise price of $1.00 per share and expire on March 28, 2022. During the year ended December 31, 2018, $21,739 compensation expense was recognized on these 100,000 options with a remaining balance of $16,654 to be recognized over the vesting period.

On May 16, 2018, upon approval of the Company’s board of directors, the Company granted outside its 2015 Equity Plan, 460,000 options to four employees. Reginald Brown, Jr. was issued 200,000 options and Kendall Carpenter was issued 130,000 options which were immediately vested, are exercisable at an exercise price of $1.00 per share and expire May 16, 2022. Two engineers received a total of 130,000 shares which vest 50% after one year and the remaining 50% after two years, are exercisable at an exercise price of $1.00 per share and expire May 16, 2022. During the year ended December 31, 2018, $174,639 compensation expense was recognized on these 460,000 options with a remaining balance of $27,352 to be recognized over the vesting period.

On August 22, 2018, upon approval of the Company’s board of directors, the Company granted outside its 2015 Equity Plan, an aggregate of 5,000,000 options to five management employees and four directors. Included in this award were the following grants to Executive Officers and Directors of the Company: 1,950,000 options to Jay Nussbaum, Chief Executive Officer and Chairman of the Board of Directors, 800,000 options to Felicia Hess, Chief Operating Officer, 800,000 options to Daniyel Erdberg, President, 300,000 options to Kendall Carpenter, Chief Financial Officer and the following directors of the Company: 150,000 options to David Aguilar, 25,000 options to John Miller, 25,000 options to Timothy Hoechst and 25,000 options to Robert Guerra. The options vest upon the Company receiving an aggregate of $4,000,000 in new orders from a prime government contractor or directly from the U.S. government at any time commencing after the date of issuance. The options are exercisable at an exercise price of $1.00 per share and expire August 22, 2022. On September 26, 2018, the Board resolved to cancel the Options to purchase 5,000,000 shares of common stock issued on August 22, 2018 that had not vested.

On September 26, 2018, upon approval of the Company’s board of directors, the Company granted outside its 2015 Equity Plan, 6,000,000 options to five management employees and four directors. Jay Nussbaum was issued 2,350,000 options, Felicia Hess was issued 1,000,000 options, Daniyel Erdberg was issued 1,000,000 options, Kendall Carpenter was issued 425,000 options, Reginald Brown, Jr. was issued 1,000,000 options. Director David Aguilar was issued 150,000 options and Directors John Miller, Timothy Hoechst and Robert Guerra were each issued 25,000 options. The options vest upon the Company receiving an aggregate of $4,000,000 in new orders from a prime government contractor or directly from the U.S. government at any time commencing after the date of issuance. The options are exercisable at an exercise price of $.65 per share and expire September 26, 2022. Of these 6,000,000 options, 5,000,000 options have been accounted for as a modification of the August 22, 2018 options. During the year ended December 31, 2018, $2,601,005 compensation expense was recognized on these 6,000,000 options which vested December 21, 2018 when the Company entered into an agreement with a prime government contractor to provide a minimum of $4,000,000 in goods and services to such contractor.

For the year ended December 31, 2017

On January 9, 2017, the Company issued an option to purchase 100,000 shares of common stock with an exercise price of $2.90 per share to a director. The option vests 50,000 after one year from grant date and another 50,000 two years from grant date with an expiration date of four years from grant date provided that the Director is still providing service to the Company. During the twelve months ended December 31, 2018 and 2017, $45,516 and $129,059, accordingly, compensation expense was recognized on these 100,000 options.

On August 3, 2017, upon approval of the Company’s board of directors, the Company issued outside its 2015 Equity Plan, 5,210,000 options to purchase the Company’s common stock to officers, directors and employees for services provided. These stock options immediately vested, are exercisable at an exercise price of $1.00 per share and expire on August 3, 2021. Jay Nussbaum was issued 2,000,000 options, Felicia Hess was issued 1,200,000 options, Dan Erdberg was issued 1,140,000 options, Kendall Carpenter was issued 275,000 options, Directors David Aguilar, Mike Haas and General Wayne Jackson were issued 100,000, 10,000 and 10,000 options, respectively. The remaining 475,000 options were issued to employees and consultants and during 2018, 80,000 of those options were cancelled due to termination of certain employees. On December 21, 2018, the Board modified the exercise price of the remaining 5,130,000 options to $0.50 per share. During the twelve months ended December 31, 2018 and 2017, 421,059 and $3,354,097 compensation expense, accordingly, was recognized on these August 3, 2017 options.

On November 9, 2017, upon approval of the Company’s board of directors, the Company issued outside its 2015 Equity Plan, 2,000,000 options to purchase the Company’s common stock to officers, directors, and for services provided. Jay Nussbaum was issued 900,000 options, Felicia Hess was issued 300,000 options, Dan Erdberg was issued 200,000 options, Kendall Carpenter was issued 170,000 options, Directors David Aguilar, Mike Haas and General Wayne Jackson were issued 10,000, 10,000 and 10,000 options, respectively. Reginald Brown, Jr. was issued 400,000 options. These stock options immediately vested, are exercisable at an exercise price of $1.35 per share and expire on November 9, 2021. On December 21, 2018, the Board modified the exercise price of the 2,000,000 options to $0.50 per share. During the twelve months ended December 31, 2018 and 2017, $223,559 and $1,846,075 compensation expense was recognized on these November 9, 2017 options.

On December 13, 2017, upon approval of the Company’s board of directors the Company issued outside its 2015 Equity Plan, 100,000 options each to two newly-appointed directors, or a total of 200,000 options. These options vest 50% after one year and the remaining 50% after two years provided the director is still actively involved with the Company. The options are exercisable at an exercise price of $1.00 per share and expire on December 13, 2021. During the twelve months ended December 31, 2018 and 2017, $70,361 and $3,593 compensation expense was recognized on these 200,000 options with a remaining balance of $25,547 to be recognized over the vesting period.

During 2016, the Company granted 10,000 options to an employee with two-year vesting and an exercise price of $3.00 and an expiration date of December 6, 2019. The Company recognized $1,187 in compensation for the year ended December 31, 2018. No additional compensation will be recognized on these options which were cancelled due to the termination of the employee.

On June 1, 2015, the Company issued an option award to an employee for 37,500 shares vesting over three years with an exercise price of $10.80 and expiration date of May 4, 2019. During the year ended December 31, 2018, $14,367 compensation expense was recognized on these 37,500 options which have been cancelled due to the termination of the employee.

The Company used the Black-Scholes option pricing model to estimate the fair value on the date of grant of the 11,560,000 options granted during the twelve months ended December 31, 2018.

The following table summarizes the assumptions used to estimate the fair value of stock options granted during 2018 and 2017, as of the remeasurement date of December 21, 2018:

	2018	2017
Expected dividend yield	0%	0%
Expected volatility	80-96%	82-101%
Risk-free interest rate	2.41-2.93%	1.50-2.62%
Expected life of options	4.0 years	2.5-4.0 years

Under the Black-Scholes option pricing model, the fair value of the 11,560,000 options granted during the twelve months ended December 31, 2018 is estimated at $2,841,390 on the date of grant. During the twelve months ended December 31, 2018, $2,797,383 compensation expense was recognized on these 11,560,000 options with a total of $44,006 to be recognized over the vesting periods.

During 2018, 250,000 options issued on May 18, 2015 with an exercise price of $6.00 expired and 85,000 options issued December 10, 2015 with an exercise price of $5.00 expired. The Company cancelled 180,000 options that had been issued to five employees who left the Company without exercising their options, including 37,500 issued June 1, 2015 with a strike price of $10.80, 12,500 issued December 10, 2015 with a strike price of $5.00, 40,000 issued April 27, 2016 with a strike price of $2.91, 10,000 issued December 6, 2016 with a strike price of $3.00, and cancelled 80,000 options issued August 8, 2017 with a strike price of $1.00. The Company cancelled 5,000,000 options issued on August 22, 2018 on September 26, 2018 that had not vested.

The following table represents stock option activity as of and for the period ended December 31, 2018:

	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2016	442,500	$5.81	1.72
Exercisable – December 31, 2016	407,500	$5.57	1.65		$0
Granted	7,510,000	$1.12
Cancelled or Expired	(7,500)	$4.18
Outstanding – December 31, 2017	7,945,000	$1.38	3.50
Exercisable – December 31, 2017	7,627,500	$1.35	3.50		$0
Granted	11,560,000	$0.82
Cancelled or Expired	(5,515,000)	$1.37
Outstanding – December 31, 2018	13,990,000	$0.61	3.15	$
Exercisable – December 31, 2018	13,610,000	$0.59	3.16		$0